Share-based Compensation - Schedule of Fair Value of Each Option Granted Estimated Using Binomial Model Assumption (Detail) - Incentive Shares Plan [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum		2.52%	1.97%
Risk-free interest rate, maximum	2.62%	2.75%	2.04%
Expected life (in years)	5 years	5 years	5 years
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	38.01%	37.74%	39.00%
Expected volatility, maximum		38.74%	41.90%
Exercise multiple			¥ 2.8
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	¥ 2.2	¥ 2.2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	¥ 2.8	¥ 2.8